UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2011

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

Snow Capital Opportunity Fund
Schedule of Investments
November 30, 2010 (Unaudited)

		Shares	Value
COMMON STOCKS - 93.07%
Biotechnology - 2.45%
Amgen, Inc. (a)		118,000	6,217,420
Capital Markets - 3.19%
Bank Of New York Mellon Corp.		300,000	8,097,000
Commercial Banks - 5.02%
Fifth Third Bancorp		99,700	1,191,415
Synovus Financial Corp.		1,627,500	3,303,825
Wells Fargo & Co.		303,000	8,244,630
			12,739,870
Commercial Services & Supplies - 3.05%
Avery Dennison Corp.		206,300	7,744,502
Communications Equipment - 2.44%
Brocade Communications Systems, Inc. (a)		340,000	1,693,200
Cisco Systems, Inc. (a)		42,000	804,720
Nokia OYJ - ADR		399,600	3,688,308
			6,186,228
Diversified Financial Services - 8.69%
Bank of America Corp.		912,815	9,995,324
JP Morgan Chase & Co.		322,490	12,054,676
			22,050,000
Electronic Equipment, Instruments & Components - 0.12%
Echelon Corp. (a)		32,400	308,772
Energy Equipment & Services - 4.98%
Noble Corporation Baar		80,501	2,730,594
Patterson-UTI Energy, Inc.		433,660	8,560,448
Transocean Ltd. (a)		20,000	1,340,600
			12,631,642
Food & Staples Retailing - 1.89%
Safeway, Inc.		209,000	4,804,910
Health Care Providers & Services - 7.91%
Community Health Systems, Inc. (a)		265,000	8,442,900
Health Net Inc. (a)		228,540	6,170,580
LifePoint Hospitals, Inc. (a)		111,000	4,020,420
RehabCare Group, Inc. (a)		70,000	1,416,100
			20,050,000
Industrial Conglomerates - 4.14%
General Electric Co.		663,880	10,509,220
Insurance - 13.06%
Allstate Corp.		212,054	6,172,892
Genworth Financial, Inc. (a)		360,000	4,197,600
Hartford Financial Services Group Inc.		318,000	7,078,680
MetLife, Inc.		181,000	6,905,150
Unum Group		20,000	429,800
XL Group PLC		423,500	8,326,010
			33,110,132
Life Sciences Tools & Services - 1.38%
Agilent Technologies, Inc. (a)		100,000	3,502,000
Machinery - 3.57%
Ingersoll-Rand PLC		185,000	7,585,000
Terex Corp. (a)		60,000	1,456,800
			9,041,800
Metals & Mining - 3.04%
Alcoa, Inc.		588,720	7,724,007
Multiline Retail - 4.05%
Macy's, Inc.		400,000	10,272,000
Oil, Gas & Consumable Fuels - 6.02%
ConocoPhillips		105,080	6,322,664
Marathon Oil Corp.		220,500	7,380,135
Valero Energy Corp.		80,000	1,558,400
			15,261,199
Pharmaceuticals - 3.70%
Pfizer, Inc.		576,510	9,391,348
Semiconductors & Semiconductor Equipment - 6.02%
Applied Materials, Inc.		376,000	4,673,680
Teradyne, Inc. (a)		438,400	5,199,424
Texas Instruments, Inc.		170,000	5,406,000
			15,279,104
Software - 2.39%
Microsoft Corp.		240,000	6,050,400
Specialty Retail - 5.96%
Christopher & Banks Corp.		50,000	266,500
Lowe's Cos, Inc.		195,000	4,426,500
Men's Wearhouse, Inc.		123,900	3,533,628
Office Depot, Inc. (a)		595,000	2,588,250
The Gap, Inc.		201,290	4,299,555
			15,114,433
TOTAL COMMON STOCKS (Cost $236,904,513)			$236,085,987

EXCHANGE-TRADED FUNDS - 1.85%
ProShares UltraShort 20+ Year Treasury Fund (a)		134,700	4,684,866
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,435,160)			$4,684,866

REAL ESTATE INVESTMENT TRUSTS - 0.90%
Annaly Capital Management, Inc.		125,000	2,273,750
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,163,507)			$2,273,750

		Contracts	Value
PURCHASED OPTIONS - 0.41%
Call Options - 0.41%
Allstate Corp.
Expiration: January, 2012, Exercise Price: $30.000		200	62,000
Expiration: January, 2012, Exercise Price: $35.000		200	28,600
Avery Dennison Corp.
Expiration: January, 2011, Exercise Price: $40.000		5	350
Bank of America Corp.
Expiration: January, 2011, Exercise Price: $19.000		1,000	500
Brocade Communications Systems, Inc.
Expiration: January, 2011, Exercise Price: $7.500		1,143	3,429
Expiration: January, 2012, Exercise Price: $5.000		1,250	123,750
Expiration: January, 2012, Exercise Price: $7.500		813	26,829
Cisco Systems, Inc.
Expiration: January, 2012, Exercise Price: $22.500		600	81,000
eBay, Inc.
Expiration: January, 2011, Exercise Price: $22.500		414	286,902
General Electric Co.
Expiration: January, 2012, Exercise Price: $17.500		1,200	136,800
Ingersoll-Rand PLC
Expiration: January, 2012, Exercise Price: $45.000		209	79,420
Pfizer, Inc.
Expiration: January, 2012, Exercise Price: $15.000		982	221,932
Total Call Options			1,051,512
TOTAL PURCHASED OPTIONS (Cost $1,216,881)			$1,051,512

SHORT-TERM INVESTMENTS - 3.57%
MONEY MARKET FUND - 3.57%
Fidelity Institutional Government Portfolio		9,054,533	9,054,533
TOTAL SHORT-TERM INVESTMENTS (Cost $9,054,533)			$9,054,533

Total Investments (Cost $255,774,594) - 99.80%			253,150,648
Other Assets in Excess of Liabilities - 0.20%			497,280
TOTAL NET ASSETS - 100.00%			$253,647,928

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.

Snow Capital Opportunity Fund
Schedule of Options Written
November 30, 2010 (Unaudited)

	Contracts	Value
CALL OPTIONS
Agilent Technologies, Inc.
Expiration: February, 2011, Exercise Price: $37.00	2	246
Allstate Corp.
Expiration: January, 2011, Exercise Price: $32.00	200	7,200
Annaly Capital Management, Inc.
Expiration: April, 2011, Exercise Price: $19.00	200	4,000
Applied Materials, Inc.
Expiration: April, 2011, Exercise Price: $14.00	300	9,000
Avery Dennison Corp.
Expiration: January, 2011, Exercise Price: $40.00	202	14,140
Bank of America Corp.
Expiration: January, 2011, Exercise Price: $15.00	306	918
Bank Of New York Mellon Corp.
Expiration: January, 2011, Exercise Price: $30.00	200	4,600
Christopher & Banks Corp.
Expiration: December, 2010, Exercise Price: $7.50	500	3,750
ConocoPhillips
Expiration: February, 2011, Exercise Price: $65.00	200	19,200
General Electric Co.
Expiration: January, 2011, Exercise Price: $19.00	200	800
Genworth Financial, Inc.
Expiration: December, 2010, Exercise Price: $14.00	300	600
Expiration: March, 2011, Exercise Price: $14.00	100	4,000
Hartford Financial Services Group Inc.
Expiration: January, 2011, Exercise Price: $27.50	602	9,030
Expiration: March, 2011, Exercise Price: $28.00	247	10,868
Health Net Inc.
Expiration: January, 2011, Exercise Price: $30.00	813	40,650
Ingersoll-Rand PLC
Expiration: December, 2010, Exercise Price: $42.50	400	14,000
Expiration: January, 2011, Exercise Price: $42.50	200	21,000
Expiration: January, 2011, Exercise Price: $46.00	6	135
Expiration: March, 2011, Exercise Price: $45.00	200	19,800
JP Morgan Chase & Co.
Expiration: January, 2011, Exercise Price: $43.00	100	2,300
LifePoint Hospitals, Inc.
Expiration: February, 2011, Exercise Price: $40.00	151	12,457
Macy's, Inc.
Expiration: December, 2010, Exercise Price: $27.00	200	8,000
Expiration: January, 2011, Exercise Price: $26.00	1,200	165,600
Expiration: January, 2011, Exercise Price: $28.00	200	13,000
Expiration: February, 2011, Exercise Price: $27.00	200	25,800
Expiration: February, 2011, Exercise Price: $29.00	300	18,900
Expiration: May, 2011, Exercise Price: $28.00	358	64,082
Patterson-UTI Energy, Inc.
Expiration: January, 2011, Exercise Price: $20.00	23	2,300
Expiration: January, 2011, Exercise Price: $22.50	6	162
Expiration: February, 2011, Exercise Price: $20.00	200	29,000
Pfizer, Inc.
Expiration: February, 2011, Exercise Price: $18.00	287	4,592
RehabCare Group, Inc.
Expiration: December, 2010, Exercise Price: $20.00	300	24,750
Synovus Financial Corp.
Expiration: January, 2011, Exercise Price: $3.00	271	2,033
Expiration: February, 2011, Exercise Price: $3.00	5	25
Teradyne, Inc.
Expiration: April, 2011, Exercise Price: $14.00	500	26,250
Terex Corp.
Expiration: December, 2010, Exercise Price: $27.00	200	3,000
Expiration: January, 2011, Exercise Price: $25.00	400	48,000
The Gap, Inc.
Expiration: January, 2011, Exercise Price: $22.50	400	23,600
Unum Group
Expiration: January, 2011, Exercise Price: $22.50	200	11,000
XL Group PLC
Expiration: January, 2011, Exercise Price: $25.00	400	1,800
Expiration: April, 2011, Exercise Price: $23.00	300	15,600
Expiration: April, 2011, Exercise Price: $24.00	68	2,380
		688,568
PUT OPTIONS
Bank of America Corp.
Expiration: December, 2010, Exercise Price: $11.00	300	12,600
Expiration: January, 2011, Exercise Price: $10.00	900	32,400
Expiration: January, 2011, Exercise Price: $12.50	200	35,200
BP PLC
Expiration: January, 2011, Exercise Price: $12.50	176	88
Expiration: January, 2011, Exercise Price: $30.00	200	2,000
eBay, Inc.
Expiration: January, 2011, Exercise Price: $20.00	414	3,312
S&P 500 Index
Expiration: December, 2010, Exercise Price: $900.00	20	400
Transocean Ltd.
Expiration: January, 2011, Exercise Price: $47.50	400	10,800
		96,800
Total Options Written (Premiums received $1,375,272)		$785,368

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

Cost of investments	$255,774,594
Gross unrealized appreciation - Equities	32,113,936
Gross unrealized appreciation - Options	954,484
Gross unrealized depreciation - Equities	(34,572,513)
Gross unrealized depreciation - Options	(529,949)
Net unrealized depreciation	$(2,034,042)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$236,085,987	$-	$-	$236,085,987
Exchange Traded Funds	4,684,866	-	-	4,684,866
Real Estate Investment Trusts	2,273,750	-	-	2,273,750
Total Equity	243,044,603	-	-	243,044,603

Derivative
Purchased Options	1,051,512	-	-	1,051,512
Total Derivative	1,051,512	-	-	1,051,512

Short-Term Investments	9,054,533	-	-	9,054,533

Total Investments in Securities	$253,150,648	$-	$-	$253,150,648

Other Financial Instruments*	$589,904	$-	$-	$589,904
* Other financial instruments are derivative instruments not reflected in the Schedule of Invesments, such as written options which are reflected at the net unrealized appreciation (depreciation) on the instruments.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of November 30, 2010 was as follows:

Derivatives not accounted for
as hedging instruments
Fair Value
Purchased Options	$1,051,512
Written Options	785,368
Total	$1,836,880

The Effect of Derivative Instruments on income for the period March 1, 2009 through November 30 2010 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2010
as hedging instruments	through
November 30, 2010
Purchased Options	$(154,220)
Written Options	2,740,204
Total	$2,585,984

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period March 1, 2010
as hedging instruments	through
November 30, 2010
Purchased Options	$(639,381)
Written Options	128,737
Total	$(510,644)

Snow Capital All Cap Value Fund
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.45%
Aerospace & Defense - 2.86%
The Boeing Co. (a)	455	$29,015
Biotechnology - 2.88%
Amgen, Inc. (a)	555	29,243
Capital Markets - 2.87%
Bank Of New York Mellon Corp. (a)	1,080	29,149
Chemicals - 2.87%
EI du Pont de Nemours & Co. (a)	620	29,134
Commercial Banks - 5.94%
BancorpSouth, Inc. (a)	535	6,875
PNC Financial Services Group, Inc. (a)	450	24,232
Wells Fargo & Co. (a)	1,075	29,251
		60,358
Commercial Services & Supplies - 2.86%
Avery Dennison Corp. (a)	775	29,094
Communications Equipment - 4.77%
Cisco Systems, Inc. (a)	1,525	29,219
Nokia OYJ - ADR (a)	2,085	19,245
		48,464
Diversified Financial Services - 3.42%
JPMorgan Chase & Co. (a)	930	34,763
Energy Equipment & Services - 2.85%
Patterson-UTI Energy, Inc. (a)	1,465	28,919
Food & Staples Retailing - 1.90%
Safeway, Inc. (a)	840	19,312
Food Products - 1.01%
Archer-Daniels-Midland Co. (a)	355	10,292
Health Care Equipment & Supplies - 2.85%
Medtronic, Inc. (a)	865	29,003
Health Care Providers & Services - 9.63%
Community Health Systems, Inc. (a)	910	28,993
Health Net, Inc. (a)	1,080	29,160
LifePoint Hospitals, Inc. (a)	810	29,338
RehabCare Group, Inc. (a)	510	10,317
		97,808
Industrial Conglomerates - 2.87%
General Electric Co. (a)	1,845	29,206
Insurance - 8.58%
Allstate Corp. (a)	1,000	29,110
MetLife, Inc. (a)	765	29,185
Prudential Financial, Inc. (a)	570	28,887
		87,182
Insurance Carriers - 2.86%
UnitedHealth Group, Inc. (a)	795	29,033
Life Sciences Tools & Services - 2.86%
Agilent Technologies, Inc. (a)	830	29,067
Machinery - 2.86%
Terex Corp. (a)	1,195	29,015
Metals & Mining - 2.87%
Alcoa, Inc. (a)	2,220	29,126
Multiline Retail - 2.86%
Macy's, Inc. (a)	1,130	29,018
Oil, Gas & Consumable Fuels - 10.47%
Chesapeake Energy Corp. (a)	905	19,113
ConocoPhillips (a)	480	28,882
Marathon Oil Corp. (a)	870	29,119
Valero Energy Corp. (a)	1,500	29,220
		106,334
Paper & Forest Products - 1.01%
International Paper Co. (a)	410	10,238
Pharmaceuticals - 2.86%
Pfizer, Inc. (a)	1,785	29,078
Semiconductors & Semiconductor Equipment - 2.86%
Texas Instruments, Inc. (a)	915	29,097
Specialty Retail - 4.78%
The Gap, Inc. (a)	1,370	29,263
Lowe's Companies, Inc. (a)	850	19,295
		48,558
TOTAL COMMON STOCKS (Cost $963,619)		$959,506

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 100.40%
Money Market Funds - 100.40%
Fidelity Institutional Government Portfolio		$1,020,000	$1,020,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,020,000)			$1,020,000

Total Investments (Cost $1,983,619) - 194.85%			$1,979,506
Liabilities in Excess of Other Assets - (94.85)%			(963,619)
TOTAL NET ASSETS - 100.00%			$1,015,887

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

	Cost of investments	$1,983,619
	Gross unrealized appreciation	22
	Gross unrealized depreciation	(4,135)
	Net unrealized depreciation	$(4,113)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2011.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Total Equity	959,506	-	-	959,506

Short-Term Investments	1,020,000	-	-	1,020,000

Total Investments in Securities	$1,979,506	$-	$-	$1,979,506

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Snow Capital Small Cap Value Fund
Schedule of Investments
November 30, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.95%
Aerospace & Defense - 2.90%
Ducommun, Inc. (a)	1,320	$29,542
Biotechnology - 1.59%
Momenta Pharmaceuticals, Inc. (a)	1,060	16,165
Capital Markets - 1.77%
Cowen Group, Inc. (a)	4,410	17,993
Chemicals - 1.90%
OM Group, Inc. (a)	515	19,364
Commercial Banks - 9.80%
1st United Bancorp, Inc. (a)	1,895	11,029
BancorpSouth, Inc. (a)	1,975	25,379
First Commonwealth Financial Corp. (a)	3,610	22,382
Umpqua Holdings Corp. (a)	2,710	28,699
United Bankshares, Inc. (a)	465	12,187
		99,676
Communications Equipment - 1.10%
Brocade Communications Systems, Inc. (a)	2,245	11,180
Computers & Peripherals - 5.59%
Avid Technology, Inc. (a)	2,025	31,550
Silicon Graphics International Corp. (a)	3,290	25,300
		56,850
Electronic Equipment, Instruments & Components - 3.03%
Echelon Corp. (a)	2,105	20,060
Electro Scientific Industries, Inc. (a)	720	10,757
		30,817
Energy Equipment & Services - 6.30%
ION Geophysical Corp. (a)	3,665	26,351
Patterson-UTI Energy, Inc. (a)	1,910	37,704
		64,055
Food Products - 1.07%
Dean Foods Co. (a)	1,495	10,869
Health Care Providers & Services - 18.99%
AMERIGROUP Corp. (a)	335	14,415
Community Health Systems, Inc. (a)	1,340	42,692
Genoptix, Inc. (a)	655	11,181
Health Management Associates, Inc. (a)	2,610	23,255
Health Net, Inc. (a)	1,315	35,505
LifePoint Hospitals, Inc. (a)	985	35,677
RehabCare Group, Inc. (a)	1,505	30,446
		193,171
Hotels Restaurants & Leisure - 3.40%
Brinker International, Inc. (a)	1,690	34,544
Insurance - 5.04%
Aspen Insurance Holdings Ltd. (a)	460	13,294
Endurance Specialty Holdings Ltd. (a)	355	15,659
Kansas City Life Insurance Co. (a)	365	11,436
National Western Life Insurance Co. (a)	65	10,837
		51,226
Machinery - 7.18%
Manitowoc Co., Inc. (a)	2,760	30,305
Terex Corp. (a)	1,760	42,733
		73,038
Office Electronics - 2.19%
Zebra Technologies Corp. (a)	610	22,228
Oil, Gas & Consumable Fuels - 4.86%
Alon USA Energy, Inc. (a)	2,005	11,108
Frontier Oil Corp. (a)	2,470	38,359
		49,467
Specialty Retail - 7.42%
Bebe Stores, Inc. (a)	3,480	22,411
Chico's FAS, Inc. (a)	1,925	23,196
Men's Wearhouse, Inc. (a)	390	11,123
Wet Seal, Inc. (a)	5,745	18,786
		75,516
Textiles, Apparel & Luxury Goods - 2.82%
True Religion Apparel, Inc. (a)	1,280	28,710
TOTAL COMMON STOCKS (Cost $886,822)		884,411

REAL ESTATE INVESTMENT TRUSTS - 4.70%
Duke Realty Corp. (a)	2,390	26,601
Highwoods Properties, Inc. (a)	695	21,204
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $48,224)		47,805

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 100.28%
Money Market Funds - 100.28%
Fidelity Institutional Government Portfolio	$1,020,000	1,020,000
TOTAL SHORT TERM INVESTMENTS (Cost $1,020,000)		1,020,000

Total Investments (Cost $1,955,046) - 191.93%		1,952,216
Liabilities in Excess of Other Assets - (91.93)%		(935,047)
TOTAL NET ASSETS - 100.00%		$1,017,169

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.

The cost basis of investments for federal income tax purposes at November 30, 2010 was as follows*:

	Cost of investments	$1,955,046
	Gross unrealized appreciation	451
	Gross unrealized depreciation	(3,281)
	Net unrealized depreciation	$(2,830)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
Tax adjustments will be made as part of the Fund's first annual report, which will be dated February 28, 2011.

Summary of Fair Value Exposure at November 30, 2010

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

	Level 1 - Quoted prices in active markets for identical securities.
	Level 2 - Other significant observable inputs (including quoted prices for similar
	securities, interest rates, prepayment speeds, credit risk, etc.)
	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in
	determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2010, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Common Stock	$884,411	$-	$-	$884,411
Real Estate Investment Trusts	47,805	-	-	47,805
Total Equity	932,216	-	-	932,216

Short-Term Investments	1,020,000	-	-	1,020,000

Total Investments in Securities	$1,952,216	$-	$-	$1,952,216

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By   /s/ Joseph Neuberger
              Joseph Neuberger, President

Date   1/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Joseph Neuberger
               Joseph Neuberger, President

Date   1/24/11

By  /s/ John Buckel
             John Buckel, Treasurer

Date  1/24/11